VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.8%
Banks: 9.0%
Commercial International Bank Egypt SAE (GDR) *	662,393	$1,550,000
Capital Goods: 4.5%
ElSewedy Electric Co. #	1,714,807	771,134
Consumer Durables & Apparel: 2.8%
Oriental Weavers #	998,104	485,060
Consumer Services: 5.4%
Cairo Investment & Real Estate Development Co. SAE #	1,158,219	651,064
Taaleem Management Services Co. SAE *	1,332,805	284,351
		935,415
Diversified Financials: 6.6%
Egyptian Financial Group-Hermes Holding Co. # *	579,492	558,923
Egyptian Financial Group-Hermes Holding Co. (GDR) *	268,183	590,003
		1,148,926
Food, Beverage & Tobacco: 10.5%
Eastern Co. SAE #	1,862,384	1,221,108
Juhayna Food Industries #	1,489,099	589,369
		1,810,477
Health Care Equipment & Services: 6.1%
Cleopatra Hospital # *	2,820,068	769,089
Ibnsina Pharma SAE # *	1,752,129	278,470
		1,047,559
Materials: 25.3%
Abou Kir Fertilizers & Chemical Industries #	744,511	1,010,338
	Number of Shares	Value
Materials (continued)
Alexandria Mineral Oils Co. #	1,885,729	$402,822
Centamin Plc #	642,087	767,452
Egypt Kuwait Holding Co. SAE # *	1,045,834	1,375,938
Ezz Steel Co. SAE # *	594,919	467,274
Sidi Kerir Petrochemicals Co. # *	715,453	338,500
		4,362,324
Real Estate: 16.2%
Emaar Misr for Development SAE # *	2,388,144	366,423
Heliopolis Housing #	1,516,175	480,302
Medinet Nasr Housing #	4,327,760	514,916
Palm Hills Developments SAE #	5,998,609	509,463
Real Estate Egyptian Consortium SAE # *	330,283	16,000
Talaat Moustafa Group #	1,742,026	803,476
Zahraa El Maadi Investment & Development Co. SAE	182,027	99,378
		2,789,958
Software & Services: 10.2%
E-Finance for Digital & Financial Investments # *	997,139	962,709
Fawry for Banking & Payment Technology Services SAE # *	1,473,123	796,149
		1,758,858
Telecommunication Services: 4.2%
Telecom Egypt Co. #	770,159	735,341
Total Common Stocks (Cost: $17,653,301)		17,395,052
Total Investments: 100.8% (Cost: $17,653,301)		17,395,052
Liabilities in excess of other assets: (0.8)%		(132,535)
NET ASSETS: 100.0%		$17,262,517

Definitions:
GDR	Global Depositary Receipt

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,871,320 which represents 86.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.2%	$735,341
Consumer Discretionary	8.2	1,420,475
Consumer Staples	10.4	1,810,477
Financials	15.5	2,698,926
Health Care	6.0	1,047,559
Industrials	4.4	771,134
Information Technology	10.1	1,758,858
Materials	25.1	4,362,324
Real Estate	16.1	2,789,958
	100.0%	$17,395,052
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